Commitments Under Operating Leases	12 Months Ended
Jun. 30, 2019
Leases1 [Abstract]
Commitments Under Operating Leases
Commitments Under Finance Leases
Future minimum finance lease payments at 30 June were as follows:

	2019 £’000	2018 £’000
Amounts payable within 1 year	£21	£44
Amounts payable 1 to 3 years	—	20
Amounts payable 3 to 5 years	—	—
Amounts payable in more than 5 years	—	—
Total	£21	£64
Commitments Under Operating Leases
At 30 June, the Group had commitments under non-cancellable operating leases as follows:

	2019 £’000	2018 £’000
Amounts payable within 1 year	£10,907	£10,384
Amounts payable 1 to 3 years	19,868	19,011
Amounts payable 3 to 5 years	12,406	12,800
Amounts payable in more than 5 years	15,292	6,469
Total	£58,473	£48,664